Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2012
Related Party Transaction [Line Items]
DDR ownership interest	50.00%			5.00%
Variable Interest Entity [Line Items]
Total real estate assets for which the Company is deemed to be the primary beneficiary	$ 6,719,063,000	$ 6,959,127,000
Mortgages	84,541,000
Summary of Significant Accounting Policies (Textual) [Abstract]
Deconsolidation gain or loss amounts	4,700,000	5,600,000
Interest in real estate project	50.00%
Cumulative effect adjustment to accumulated distributions in excess of net income from deconsolidation of land entity			7,800,000
Capitalized costs	9,100,000	9,700,000	11,700,000
Aggregated liability of below-market leases	37,000,000	22,800,000
Aggregated asset of above-market leases	7,800,000	6,400,000
Future Amortization income, 2012	2,400,000
Future Amortization income, 2013	2,700,000
Future Amortization income, 2014	2,800,000
Future Amortization income, 2015	2,800,000
Future Amortization income, 2016	2,900,000
Impairment charges related to consolidated real estate investment	125,800,000	171,900,000	154,700,000
Impairment of joint venture investments	2,921,000	227,000	184,584,000
Interest paid	218,600,000	221,500,000	249,300,000
Capitalized interest paid	12,700,000	12,200,000	21,800,000
Account receivable, unrecoverable amount	19,300,000	22,600,000
Allowance for straight line rent	3,200,000	3,400,000
Straight line rent receivable, net	55,700,000	56,200,000
Valuation allowance	(57,607,000)	(58,322,000)	0
Stock-based compensation cost recognized by the company	6,800,000	5,700,000	17,400,000
Accelerated vesting of awards due to employee severance charges	1,600,000	400,000
Accelerated non cash charges due to change in control			15,400,000
Stock-based compensation, related to certain direct and incremental internal construction costs	300,000	200,000	100,000
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total real estate assets for which the Company is deemed to be the primary beneficiary	289,500,000	374,200,000
Mortgages	23,500,000	42,900,000
Other real estate liabilities	$ 28,700,000	$ 13,700,000
Building [Member]
Property, Plant and Equipment [Line Items]
Useful life, Maximum	31.5
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life of assets, Minimum	5
Useful life, Maximum	20
EDT Retail Trust [Member]
Related Party Transaction [Line Items]
DDR ownership interest	50.00%
Macquarie DDR Trust [Member]
Related Party Transaction [Line Items]
DDR ownership interest	50.00%
Mervyns Joint Venture [Member]
Related Party Transaction [Line Items]
DDR ownership interest	50.00%